Property and equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 456	$ 526
Less: Accumulated depreciation and amortization	(254)	(280)
Property and equipment, net	202	246
Laboratory and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	209	271
Office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	76	68
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	113	130
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 58	$ 57